Investment Objectives and Goals - X-Square Balanced Fund, LLC	Apr. 29, 2026
Prospectus [Line Items]
Risk/Return [Heading]	X-Square Balanced Fund, LLC
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks conservation of capital, current income and long-term growth of capital and income.